Directors and key management compensation	12 Months Ended
Mar. 31, 2020
Directors and key management compensation
Directors and key management compensation

 23. Directors and key management compensation

This note details the total amounts earned by the Company’s Directors and members of the Executive Committee.

Directors

Aggregate emoluments of the Directors of the Company were as follows:

	2020	2019	2018
	€m	€m	€m
Salaries and fees	4	4	4
Incentive schemes[1]	2	2	3
Other benefits[2]	1	—	1
	7	6	8

Notes:

1	Excludes gains from long-term incentive plans.
2	Includes the value of the cash allowance taken by some individuals in lieu of pension contributions.

No Directors serving during the year exercised share options in the year ended 31 March 2020 (2019: None; 2018: One Director, gain €0.1 million).

Key management compensation

Aggregate compensation for key management, being the Directors and members of the Executive Committee, was as follows:

	2020	2019	2018
	€m	€m	€m
Short-term employee benefits	27	23	27
Share-based payments	30	35	30
	57	58	57